Cash and cash equivalents and cash flow supporting notes (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2025 £’000	2024 £’000	2023 £’000
Cash at bank available on demand	8,534	1,669	5,971

Schedule of cash inflows from an equity financing transaction
	2025 £’000		2024 £’000	2023 £’000
Gross proceeds	14,369		9,065	12,084
Transaction costs	(620	)_	(753)	(1,657)
	13,749		8,312	10,427

Schedule of changes in bank loan liabilities

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2025	1,424	1,530	2,954
Cash flows	–	(1,399)	(1,399)
Non-cashflows:
Foreign exchange	–	(132)	(132)
Loans and borrowings classified as non-current 31 December 2024 becoming current in 2025	(779)	779	–
Transfer to share premium on exercise of warrants	–	(196)	(196)
Warrants issued	–	5,024	5,024
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(2,296)	(2,296)
Interest accruing in period	–	229	229
At 31 December 2025	645	3,539	4,184

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2024	295	4,329	4,624
Cash flows	–	(460)	(460
Non-cashflows:
Foreign exchange	–	(26)	(26)
Loans and borrowings classified as non-current 31 December 2023 becoming current in 2024	(412)	412	–
Deferred consideration on acquisition	1,541	456	1,997
Promissory note issued	–	431	431
Warrants issued	–	3,059	3,059
Exercise of warrants – transfer to share premium	–	(3,618)	(3,618)
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(3,218)	(3,218)
Interest accruing in period	–	165	165
At 31 December 2024	1,424	1,530	2,954

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2023	463	246	709
Cash flows	–	(188)	(188)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2022 becoming current in 2023	(168)	168	–
Warrants issued	–	4,562	4,562
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(487)	(487)
Interest accruing in period	–	28	28
At 31 December 2023	295	4,329	4,624